Premises and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Premises and Equipment, Net, by Type
Premises and equipment, gross	$ 623	$ 533
Less accumulated depreciation	(293)	(258)
Premises and equipment, net	$ 330	275
Minimum
Premises and Equipment, Net, by Type
Estimated useful lives	3 years
Maximum
Premises and Equipment, Net, by Type
Estimated useful lives	30 years
Land
Premises and Equipment, Net, by Type
Premises and equipment, gross	$ 61	59
Office buildings and improvements
Premises and Equipment, Net, by Type
Premises and equipment, gross	$ 159	153
Office buildings and improvements | Minimum
Premises and Equipment, Net, by Type
Estimated useful lives	15 years
Office buildings and improvements | Maximum
Premises and Equipment, Net, by Type
Estimated useful lives	31 years 6 months
Computer hardware and software
Premises and Equipment, Net, by Type
Premises and equipment, gross	$ 300	256
Computer hardware and software | Minimum
Premises and Equipment, Net, by Type
Estimated useful lives	3 years
Computer hardware and software | Maximum
Premises and Equipment, Net, by Type
Estimated useful lives	7 years
Furniture, fixtures and equipment
Premises and Equipment, Net, by Type
Premises and equipment, gross	$ 63	61
Furniture, fixtures and equipment | Minimum
Premises and Equipment, Net, by Type
Estimated useful lives	5 years
Furniture, fixtures and equipment | Maximum
Premises and Equipment, Net, by Type
Estimated useful lives	7 years
Leased equipment
Premises and Equipment, Net, by Type
Premises and equipment, gross	$ 40	$ 4
Leased equipment | Minimum
Premises and Equipment, Net, by Type
Estimated useful lives	3 years
Leased equipment | Maximum
Premises and Equipment, Net, by Type
Estimated useful lives	10 years